Changes in Operations and Non-operating Items Changes in Accrued Liability for Severance and Related Expenses (Details) - Employee Severance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014
Severance and Related Activity Liability [Roll Forward]
Beginning of Period	$ 2,613	$ 11,640
Additions	5,943	12,176
Payments	4,103	15,895
Liability distributed in Publishing Spin-Off		(5,308)
End of Period	$ 4,453	$ 2,613